CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Class A ordinary shares Ordinary shares CNY (¥) shares	Class A ordinary shares shares	Class B ordinary shares Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury Stock. CNY (¥) shares	Retained earnings (deficit) CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Non-controlling interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2012	¥ 56		¥ 11	¥ 1,646,913		¥ (1,135,962)	¥ 3,483			¥ 514,501
Balance (in shares) at Dec. 31, 2012 | shares	84,774,523		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income						321,220				321,220
Issuance of ordinary shares pursuant to follow-on offering	¥ 5			571,315						571,320
Issuance of ordinary shares pursuant to follow-on offering (in shares) | shares	8,000,000
Direct offering expenses of follow-on offering				(9,769)						(9,769)
Issuance of ordinary shares upon exercise of stock options	¥ 1			12,585						¥ 12,586
Issuance of ordinary shares upon exercise of stock options (in shares) | shares	1,905,026								1,905,026	1,905,026
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	476,065	476,065
Share-based compensation expense				76,505						¥ 76,505
Foreign currency translation							(13,767)			(13,767)
Balance at Dec. 31, 2013	¥ 62		¥ 11	2,297,549		(814,742)	(10,284)			1,472,596
Balance (in shares) at Dec. 31, 2013 | shares	95,155,614		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income						841,286		¥ (88,693)		752,593
Issuance of ordinary shares upon exercise of stock options	¥ 1			10,949						¥ 10,950
Issuance of ordinary shares upon exercise of stock options (in shares) | shares	1,883,977								1,883,977	1,883,977
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	988,723	988,723
Share-based compensation expense				225,494						¥ 225,494
Non-controlling interest arising from business combination								233,919		233,919
Other capital contribution				4,225						4,225
Foreign currency translation							(427)	(1,282)		(1,709)
Balance at Dec. 31, 2014	¥ 63		¥ 11	2,538,217		26,544	(10,711)	143,944		2,698,068
Balance (in shares) at Dec. 31, 2014 | shares	98,028,314		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income						1,589,665		(80,953)	$ 232,906	1,508,712
Issuance of ordinary shares upon exercise of stock options	¥ 2			6,321						¥ 6,323
Issuance of ordinary shares upon exercise of stock options (in shares) | shares	956,587								956,587	956,587
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares	1,100,618	1,100,618
Share-based compensation expense				302,941						¥ 302,941
Non-controlling interest arising from business combination				(1,417)				20,418		19,001
Purchase additional ownership interests in a subsidiary				(7,471)				(6,160)		(13,631)
Foreign currency translation							(52,487)	(3,166)	$ (8,591)	(55,653)
Fair value changes of available-for-sales securities							(7,783)		$ (1,201)	(7,783)
Repurchase of treasury stock					¥ (844,711)					¥ (844,711)
Repurchase of treasury stock (in shares) | shares					1,614,135				1,614,135	1,614,135
Balance at Dec. 31, 2015	¥ 65		¥ 11	¥ 2,838,591	¥ (844,711)	¥ 1,616,209	¥ (70,981)	¥ 74,083	$ 557,793	¥ 3,613,267
Balance (in shares) at Dec. 31, 2015 | shares	100,085,519		16,510,358		1,614,135